Financial Instruments with Off-Balance Sheet Risk (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Commitments to Grant Loans [Member]	Dec. 31, 2012 Commitments to Grant Loans [Member]	Dec. 31, 2013 Unfunded Commitments Under Lines of Credit [Member]	Dec. 31, 2012 Unfunded Commitments Under Lines of Credit [Member]
Financial Instrument Commitment [Line Items]
Contractual obligations		$ 6,370	$ 9,853	$ 16,465	$ 9,246
Term of new lease	10 years
Renewal option	5 years
Minimum Rental Commitments [Abstract]
2014	93
2015	65
2016	67
2017	62
2018	61
Thereafter	192
Total minimum rental commitments	$ 540